BUSINESS (Details Narrative) - Notes Payable [Member] - Debt From Unrelated Parties [Member]	Jul. 31, 2026 USD ($)
Property, Plant, and Equipment [Line Items]
Face amount	$ 750,500
Convertible notes payable	$ 522,222
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Interest rate	6.00%
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Interest rate	12.00%